Loans and Financing (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of borrowings

Company	Contracts	Guarantees (b)	12.31.2024	12.31.2023
Copel GET	Itaú Unibanco S.A	Personal guarantee	1,036,260	1,039,097
	Banco do Brasil - BNDES Transfer	Revenue from energy sales from the plant.	37,507	49,263
	BNDES	Revenue from energy sales from the plant; revenue from energy transmission services; assignment of receivables	597,912	1,206,251
			1,671,679	2,294,611
Copel DIS	Banco do Brasil (a)	Personal guarantee	751,522	751,096
	Caixa Econômica Federal	Own revenue; issue of promissory notes and commercial duplicates.	3,831	5,748
	BNDES	Surety of Copel; assignment of revenues and indemnity rights under the concession.	—	3,919
			755,353	760,763
Jandaíra Wind Complex	Banco do Nordeste do Brasil	Bank guarantee	178,407	191,532
Vilas Wind Complex	Banco do Nordeste do Brasil	Bank guarantee	505,155	524,162
Aventura Wind Complex	Banco do Nordeste do Brasil	Bank guarantee	313,777	324,309
SRMN Wind Complex	Banco do Nordeste do Brasil	Bank guarantee	531,766	544,563
Brisa Wind Complex	BNDES	Surety of Copel; pledge of shares; assignment of receivables and revenues.	56,551	63,572
São Bento Wind Complex	BNDES	Pledge of shares; assignment of receivables from energy sales; assignment of machinery and equipment.	116,679	136,448
Cutia	BNDES	Assignment of receivables; 100% of pledged shares.	497,199	521,972
Costa Oeste	BNDES	Assignment of receivables; 100% of pledged shares.	8,657	10,778
Marumbi	BNDES	Assignment of receivables; 100% of pledged shares.	11,972	15,267
		Gross debt	4,647,195	5,387,977
		(-) Transaction cost	(28,401)	(44,760)
		Net debt	4,618,794	5,343,217
		Current	1,231,205	675,980
		Noncurrent	3,387,589	4,667,237
(a) In December 2024, the addendum to the Bank Credit Note issued by Copel DIS in favor of Banco do Brasil was formalized, defining the remuneration rate at CDI + 1.08% p.a. and changing the final maturity date to June 2028.
(b) For all contracts, except for the Banco do Brasil loan from Copel DIS, there is a surety guarantee from Copel or Copel GET.

Schedule of maturity of noncurrent installments

12.31.2024	Gross debt	(-) Transaction cost	Net debt
2026	193,613	(2,527)	191,086
2027	572,461	(2,529)	569,932
2028	558,002	(2,292)	555,710
2029	184,589	(2,058)	182,531
2030	179,263	(2,012)	177,251
After 2030	1,723,051	(11,972)	1,711,079
	3,410,979	(23,390)	3,387,589

Schedule of change in loans and financing

Total
Balance as of January 1, 2023	4,650,363
Effect of acquisition of control of Vilas Complex	875,738
Funding	45,325
(-) Transaction costs (a)	(6,886)
Charges	525,598
Monetary and exchange variations	35,184
Amortization – principal	(260,971)
Payment – charges	(521,134)
Balance as of December 31, 2023	5,343,217
Funding	5,051
(-) Transaction costs	(1,693)
Charges	481,768
Monetary and exchange variations	31,156
Amortization – principal	(261,753)
Payment – charges	(471,276)
Reclassification (b)	(507,676)
Balance as of December 31, 2024	4,618,794

(a) Balance refers to the financial consideration (waiver) paid as a result of the process of transforming Copel into a Corporation.
(b) The balance was reclassified to Liabilities classified as held for sale (Note 37).

Schedule of financial covenants contained in the agreements

Company	Contractual Instrument	Annual financial ratios	Limit
Copel GeT	BNDES Finem nº 820989.1 – Mauá	EBITDA / Net financial results	≥ 1,3
Banco do Brasil nº 21/02000-0 – Mauá
	Commercial paper	Debt service coverage ratio Consolidated net debt / Consolidated EBITDA	≥ 1,5 ≤ 3,5
Cutia	BNDES Finem nº 18204611
Santa Maria	BNDES Finem nº 14212711	Debt service coverage ratio	≥ 1,3
Santa Helena	BNDES Finem nº 14212721
São Bento Energia, Investimento e Participações	BNDES Assignment Agreement	Debt service coverage ratio	≥ 1,3
GE Boa Vista S.A.	BNDES Finem nº 11211531
GE Farol S.A.	BNDES Finem nº 11211521
GE Olho D´Água S.A.	BNDES Finem nº 11211551
GE São Bento do Norte S.A.	BNDES Finem nº 11211541
Costa Oeste	BNDES Finem nº 13212221	Debt service coverage ratio	≥ 1,3
Marumbi	BNDES Finem nº 14205851	Debt service coverage ratio	≥ 1,3
Financing for businesses – Finem